Reconciliation of Liability Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (USD $)	9 Months Ended
Feb. 28, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value adjustments	$ (455,970)
Ending Balance	714,294
Note issuance, September 26, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note issuance	767,038
Note issuance, February 6, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Note issuance	$ 403,226